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                            WRL FREEDOM PREMIER(R)
                               VARIABLE ANNUITY

                                Issued Through
                          WRL SERIES ANNUITY ACCOUNT
                                      By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       Supplement Dated December 7, 2001
to Prospectus Dated May 1, 2001 as Supplemented August 10, 2001, August 24, 2001
                              and October 5, 2001
  and Statement of Additional Information Dated May 1, 2001, as Supplemented
                                August 10, 2001

Please use this supplement with the WRL Freedom Premier(R) prospectus dated May 1, 2001, as supplemented August 10, 2001, August 24, 2001 and October 5, 2001; and Statement of Additional Information ("SAI") dated May 1, 2001, as supplemented August 10, 2001. Read it carefully and keep it with your May 1, 2001 prospectus, as supplemented August 10, 2001, August 24, 2001 and October 5, 2001; and SAI dated May 1, 2001, as supplemented August 10, 2001, for future reference.

The Guaranteed Minimum Income Benefit Rider may now be purchased either at issue or on any Monthiversary. As a result:

The prospectus is amended in the following respects:

 .   Page 7

    . The second and third sentences of the third paragraph under Expenses are amended to read as follows:

       We deduct the Rider charge from your annuity value on each Rider anniversary and on the termination date of the Rider. We waive the Rider charge if your annuity value on any Rider anniversary exceeds the Rider charge waiver threshold (currently 2.0) times the minimum annuitization value.

 .   Page 12

    . The second and third sentences of footnote (4) under Annuity Contract Fee Table are amended to read as follows:

       You may add this Rider when we issue the Contract or on any Monthiversary. If you add it, we will impose during the accumulation period an annual Rider charge equal to 0.30% of the minimum annuitization value on each Rider anniversary and on the termination date of the Rider (which includes upgrades of the minimum annuitization value and Contract surrender).

    .  The fifth sentence of footnote (4) is amended to read as follows:

       We deduct the Rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. If the annuity value on any Rider anniversary exceeds the Rider charge threshold (currently 2.0) times the minimum annuitization value, we will waive the Rider charge otherwise payable on that Rider anniversary.

 .   Page 19

    . The first three sentences of the second paragraph under Guaranteed Minimum Income Benefit Rider is amended to read as follows:

       You may purchase the Rider when we issue your Contract or on any Monthiversary. We will then add the Rider to your Contract either on the Contract date or on the Monthiversary date. In addition, so long as the waiting period is 10 years, you must purchase the Rider as of a Monthiversary before your 85th birthday.
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    .  The first sentence of the second paragraph under Minimum Annuitization
       Value is amended to read as follows:

       If you purchase the Rider at a future Monthiversary date, the minimum annuitization value will be:

 .   Page 20

    . The first sentence of the first paragraph under Minimum Annuitization Value Upgrade is amended to read as follows:

       With a 10-year waiting period, you can elect, in writing, to upgrade the minimum annuitization value to the current annuity value within 30 days after any Rider anniversary before your 85th birthday (earlier if required by your state).

    . The third paragraph under Minimum Annuitization Value Upgrade is amended to read as follows:

       It generally will not be to your advantage to upgrade unless your annuity value exceeds your minimum annuitization value on the applicable Rider anniversary.

    . The first and second sentences of the first paragraph under Conditions to Annuitize Under the Rider is amended to read as follows:

       You can only annuitize under the Rider within 30 days after the end of the waiting period (currently the tenth Rider anniversary after you select the Rider) or on a later Rider anniversary. In the case of an upgrade of the minimum annuitization value, you can only annuitize at the end of the new rider's waiting period (currently the tenth Rider anniversary following the upgrade) or on a later Rider anniversary.

 .   Page 21

    . The second full sentence of the carryover paragraph under Conditions to Annuitize Under the Rider is amended to read as follows:

       You cannot, however, annuitize under the Rider after the 30-day period following the Rider anniversary after your 94th birthday (earlier if required by your state).

    . The last sentence of the first paragraph under Guaranteed Minimum Income Benefit Rider is amended to read as follows:

       We will also "stabilize" the payments (hold them constant) during each Rider year.

    . The first three sentences of the second paragraph under Guaranteed Minimum Income Benefit Rider are amended to read as follows:

       During the first Rider year after you annuitize under the Rider, each payment will equal the initial payment. On each Rider anniversary thereafter, the variable annuity payment will increase or decrease (but never below the initial payment) depending on the performance of the subaccounts you selected, and then be held constant at that amount for that Rider year. The payments starting on each Rider anniversary will equal the greater of the initial variable annuity payment or the payment that can be supported by the number of annuity units in the subaccounts on the Rider anniversary.

    . The first sentence of the first paragraph under Rider Charge is amended to read as follows:

       Prior to annuitization, a Rider charge, currently 0.30% annually of the mininum annuitization value, is deducted from the annuity value on each Rider anniversary and on the termination date of the Rider (including Contract surrender and upgrades of the minimum annuitization value).

                                       2
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    .  The first two sentences of the second paragraph under Rider Charge is amended to read as follows:

       We will waive the Rider charge on any Rider anniversary if the annuity value exceeds the Rider charge waiver threshold (currently 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh Rider anniversary is $100,000, your minimum annuitization value is $45,000 and the Rider charge waiver threshold is 2.0, we will waive the Rider charge on that Rider anniversary because $100,000 is greater than $90,000 ($45,000 x 2.0).

 .   Page 22

    .  The fourth bullet point under Termination is amended to read as follows:

       . 30 days following the Rider anniversary after your 94th birthday (earlier if required by your state); or

 .   Page 33

    . The first sentence of the first paragraph under During Accumulation Period is amended to read as follows:

       Prior to annuitization, a Rider charge, currently 0.30% annually of the minimum annuitization value, is deducted from the annuity value on each Rider anniversary and on the termination date of the Rider (including Contract surrender and upgrades of minimum annuitization value).

    . The first sentence of the second paragraph under During Accumulation Period is amended to read as follows:

       We will waive the Rider charge on any Rider anniversary if the annuity value exceeds the Rider charge waiver threshold (currently 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh Rider anniversary is $100,000, your minimum annuitization value is $45,000 and the Rider charge waiver threshold is 2.0, we will waive the Rider charge on that Rider anniversary because $100,000 is greater than $90,000 ($45,000 x 2.0).

The SAI is amended in the following respects:

 .   Page 12

    . The first sentence of the second paragraph under Guaranteed Minimum Income Benefit Rider-Hypothetical Illustrations is amended to read as follows:

       The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the Rider for a $100,000 premium when annuity payments do not begin until the Rider anniversary indicated in the left-hand column.

 .   Page 13

    . The first sentence of the second paragraph under Guaranteed Minimum Income Benefit Rider-Hypothetical Illustrations is amended to read as follows:

       Partial surrenders will affect the minimum annuitization value as follows: Each Rider year, partial surrenders up to the limit of the minimum annuitization value on the last Rider anniversary multiplied by the annual growth rate reduce the minimum annuitization value on a dollar-for-dollar basis.

                                       3
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    .  The first sentence of the fourth paragraph under Guaranteed Minimum
       Income Benefit Rider-Hypothetical Illustrations is amended to read as follows:

       The scheduled payment on each subsequent Rider anniversary after annuitization using the Rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts.

    . The fourth and fifth sentences of the fourth paragraph under Guaranteed Minimum Income Benefit Rider-Hypothetical Illustrations is amended to read as follows:

       If the supportable payment at any payment date during a Rider year is greater than the scheduled payment for that Rider year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a Rider year is less than the scheduled payment for that Rider year, then there will be a reduction in the number of annuity units credited to the Contract to fund the deficiency.

                                       4